FEDERAL HOME LOAN BANK STOCK	12 Months Ended
Jun. 30, 2013
FEDERAL HOME LOAN BANK STOCK [Abstract]
FEDERAL HOME LOAN BANK STOCK
10.	FEDERAL HOME LOAN BANK STOCK

The Company's subsidiary bank is a member of the FHLB system. As a member, the Savings Bank maintains an investment in the capital stock of the FHLB of Pittsburgh, at cost, in an amount not less than 1.0% of the unpaid principal balances of residential mortgage loans, 0.3% of total assets or approximately 5.0% of outstanding advances, if any due to the FHLB, whichever is greater, as calculated periodically by the FHLB. Purchases and redemptions of FHLB stock are made directly with the FHLB at par. In 2008, the FHLB suspended both the payment of dividends and the repurchase of excess capital stock. Beginning in the fourth quarter of calendar year 2010, the FHLB partially lifted the suspension with limited repurchases of excess stock. Beginning in the first quarter of calendar year 2012, the FHLB began paying dividends at an annualized rate of 0.10% on the average balance of stock held in the prior quarter. In subsequent quarters, the FHLB paid dividends at annualized rates between 0.10% and 0.43%. During fiscal years 2013 and 2012, the Bank received $19 thousand and $4 thousand, respectively, in dividends on its holdings of FHLB stock. This repurchase restriction could result in the Savings Bank's investment in FHLB stock being greater than 5.0% of its outstanding notes payable to the FHLB.